SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accounting Changes (Details) - USD ($) $ in Millions	Dec. 31, 2016	Jan. 01, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
New Accounting Pronouncements or Change in Accounting Principle
Retained earnings	$ 146,477		$ 133,841
Increase (decrease) to AOCI	(32,381)		(29,344)		$ (23,216)	$ (19,133)
Reduction in other assets	(128,008)		(133,743)
Reduction in deferred tax assets	$ (49,690)		(51,192)
Accounting Standards Update 2016-01 | New Accounting Pronouncement, Early Adoption, Effect
New Accounting Pronouncements or Change in Accounting Principle
Retained earnings		$ 15
Increase (decrease) to AOCI		$ (15)
Accounting Standards Update 2014-01
New Accounting Pronouncements or Change in Accounting Principle
Retained earnings				$ (349)
Reduction in other assets				178
Reduction in deferred tax assets				$ 171
Accounting Standards Update 2015-07 | New Accounting Pronouncement, Early Adoption, Effect
New Accounting Pronouncements or Change in Accounting Principle
Reduction in level 3 assets			$ 1,000		$ 1,100